MRP SynthEquity ETF
Schedule of Investments
March 31, 2026 (Unaudited)

PURCHASED OPTIONS - 10.1%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 9.6%
S&P 500 Index, Expiration: 12/31/2026; Exercise Price: $4,000.00	$7,181,372	11	$2,906,860
S&P 500 Index, Expiration: 1/15/2027; Exercise Price: $8,400.00	75,077,980	115	123,625
S&P 500 Index, Expiration: 1/15/2027; Exercise Price: $7,850.00	31,989,748	49	218,785
S&P 500 Index, Expiration: 1/15/2027; Exercise Price: $7,200.00	236,985,276	363	7,686,525
S&P 500 Index, Expiration: 1/15/2027; Exercise Price: $6,750.00	31,989,748	49	2,146,200
Total Call Options			13,081,995

Put Options - 0.5%
S&P 500 Index, Expiration: 12/31/2026; Exercise Price: $7,000.00	7,181,372	11	654,445
TOTAL PURCHASED OPTIONS (Cost $17,819,539)			13,736,440

U.S. TREASURY SECURITIES - 88.9%	Principal Amount	Value
United States Treasury Note/Bond
4.13%, 06/15/2026	$29,970,000	29,995,528
4.63%, 09/15/2026	30,178,000	30,302,336
4.38%, 12/15/2026	29,862,000	29,989,664
4.25%, 03/15/2027	30,169,000	30,319,595
TOTAL U.S. TREASURY SECURITIES (Cost $120,662,081)		120,607,123

SHORT-TERM INVESTMENTS - 0.7%	Shares	Value
Money Market Funds - 0.7%
First American Government Obligations Fund - Class X, 3.53%(e)	988,413	988,413

TOTAL SHORT-TERM INVESTMENTS (Cost $988,413)		988,413

TOTAL INVESTMENTS - 99.7% (Cost $139,470,033)		$135,331,976
Other Assets in Excess of Liabilities - 0.3%		408,548
TOTAL NET ASSETS - 100.0%		$135,740,524

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of March 31, 2026.

MRP SynthEquity ETF
Schedule of Written Options Contracts
March 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.3)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.3)%
S&P 500 Index, Expiration: 12/31/2026; Exercise Price: $7,000.00	$(7,181,372)	(11)	$(314,600)
S&P 500 Index, Expiration: 1/15/2027; Exercise Price: $8,600.00	(75,077,980)	(115)	(79,925)
Total Call Options			(394,525)

Put Options - 0.0%(c)
S&P 500 Index, Expiration: 12/31/2026; Exercise Price: $4,000.00	(7,181,372)	(11)	(46,970)
TOTAL WRITTEN OPTIONS (Premiums received $783,633)			$(441,495)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Does not round to 0.1% or (0.1)%, as applicable.